Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MT VERNON STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 12, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 11, 2019